INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
Amortization expense	$ 192,732	$ 32,122	$ 224,854	$ 0